INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Expiration of net operating losses carried forward	Dec. 31, 2018
Xinjiang Daqo New Energy Co., Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	$ 12,894,429
Chongqing Daqo New Energy Co., Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	$ 106,243,882